SUPPLEMENT TO THE
FIDELITY(registered trademark) AGGRESSIVE
GROWTH FUND
JANUARY 29, 2000
PROSPECTUS

The following information replaces similar information under the heading "Average Annual Returns" found in the "Performance" section on page 4.

For the periods ended         Past 1 year  Past 5 years  Life of fund
December 31, 1999

Aggressive Growth              103.02%     40.47%        31.65%A

Russell Midcap Growth Index    51.30%      28.02%        21.98%B

Lipper Mid Cap Funds Average   39.18%      23.24%        n/a

A FROM DECEMBER 28, 1990.

B FROM DECEMBER 31, 1990.